12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Details
Net loss and comprehensive loss for the year	$ (400,029)	$ (2,438,331)	$ (683,137)
Canadian statutory income tax rate	27.00%	26.00%	26.00%
Computed "expected" income tax expense	$ (108,008)	$ (633,966)	$ (177,616)
Differences resulting from
Option based payments	17,269	540,543	53,278
Other non-deductible items	1,739	423	1,338
Increase/(decrease) in deferred tax assets not recognized	89,000	93,000	123,000
Provision for income tax expense	$ 0	$ 0	$ 0